Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (14.5%)

	Airlines (0.4%)

437,828	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$440,341

65,700	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	66,841

285,700	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	311,584

195,574	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	217,588

121,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	118,303

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

196,000	5.500%, 04/20/26	200,775

65,000	5.750%, 04/20/29	66,654

305,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	302,850

228,394	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	263,936

99,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	107,381

78,350	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	79,658

224,562	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	226,554

139,543	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	135,507

		2,537,972

	Communication Services (1.7%)

300,000	Altice France SA/France* 5.500%, 10/15/29	284,520

130,000	APi Escrow Corp.* 4.750%, 10/15/29	127,498

415,000	Arrow Bidco, LLC* 9.500%, 03/15/24	421,711

196,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	194,736

101,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	104,205

405,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	418,300

	CSC Holdings, LLC*

980,000	5.500%, 04/15/27	1,002,775

600,000	5.750%, 01/15/30	566,178

400,000	5.375%, 02/01/28	401,800

400,000	4.625%, 12/01/30	356,448

200,000	4.500%, 11/15/31	186,550

PRINCIPAL AMOUNT		VALUE

275,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$283,652

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

210,000	6.625%, 08/15/27	55,520

146,000	5.375%, 08/15/26	67,781

303,000	DIRECTV Holdings, LLC /

	DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	304,254

527,000	Embarq Corp. 7.995%, 06/01/36	543,211

	Entercom Media Corp.*^

201,000	6.500%, 05/01/27	191,195

131,000	6.750%, 03/31/29	123,276

114,000	Frontier California, Inc. 6.750%, 05/15/27	118,307

289,000	Frontier Florida, LLC 6.860%, 02/01/28	300,921

400,000	Frontier North, Inc. 6.730%, 02/15/28	414,628

278,000	Gannett Holdings, LLC* 6.000%, 11/01/26	283,510

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

235,000	3.500%, 03/01/29	219,382

69,000	5.250%, 12/01/27	71,040

80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	85,255

	Intelsat Jackson Holdings, SA@

200,000	9.750%, 07/15/25*	88,816

135,000	5.500%, 08/01/23	59,509

360,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	374,623

157,517	Ligado Networks, LLC* 15.500%, 11/01/23	117,731

	Lumen Technologies, Inc.

320,000	4.000%, 02/15/27*	308,147

17,000	7.600%, 09/15/39	17,055

130,000	Match Group Holdings II, LLC*

	3.625%, 10/01/31	119,358

235,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	231,475

	Netflix, Inc.

200,000	4.875%, 06/15/30*	223,934

130,000	4.875%, 04/15/28	143,120

	Scripps Escrow II, Inc.*

136,000	3.875%, 01/15/29	129,952

68,000	5.375%, 01/15/31	67,341

490,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	503,068

	Sirius XM Radio, Inc.*

345,000	5.500%, 07/01/29^	358,500

201,000	4.000%, 07/15/28	194,576

130,000	3.125%, 09/01/26	125,150

65,000	3.875%, 09/01/31	60,176

195,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	201,800

680,000	Sprint Corp. 7.125%, 06/15/24	741,764

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

210,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$206,802

370,000	United States Cellular Corp. 6.700%, 12/15/33	412,006

		11,811,556

	Consumer Discretionary (2.5%)

278,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	292,484

130,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	128,293

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	214,775

163,000	4.625%, 08/01/29	161,161

65,000	4.625%, 04/01/30	64,210

65,000	At Home Group, Inc.* 4.875%, 07/15/28	62,322

79,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	79,335

	Bath & Body Works, Inc.

355,000	6.694%, 01/15/27^	400,365

196,000	6.875%, 11/01/35	225,629

	Caesars Entertainment, Inc.*

168,000	4.625%, 10/15/29	161,171

132,000	8.125%, 07/01/27	142,156

132,000	6.250%, 07/01/25	136,916

	Carnival Corp.*

134,000	10.500%, 02/01/26	150,750

68,000	7.625%, 03/01/26	69,462

315,000	Carriage Services, Inc.* 4.250%, 05/15/29	307,500

195,000	Carvana Company* 5.625%, 10/01/25	186,016

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

725,000	5.125%, 05/01/27	743,429

300,000	4.750%, 03/01/30	298,254

150,000	4.500%, 08/15/30	146,417

131,000	4.250%, 02/01/31	125,222

130,000	5.000%, 02/01/28	131,713

130,000	4.750%, 02/01/32	127,969

100,000	4.250%, 01/15/34	92,805

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	207,710

	Century Communities, Inc.

345,000	6.750%, 06/01/27	359,849

65,000	3.875%, 08/15/29*	62,271

	Dana, Inc.

130,000	4.500%, 02/15/32	124,302

73,000	4.250%, 09/01/30	71,087

	DISH DBS Corp.

215,000	7.750%, 07/01/26^	221,760

195,000	5.250%, 12/01/26*	189,361

168,000	7.375%, 07/01/28^	162,799

400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	405,840

296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	294,863

	Ford Motor Credit Company, LLC

425,000	4.000%, 11/13/30	427,567

350,000	4.063%, 11/01/24	357,143

320,000	3.664%, 09/08/24	324,176

315,000	4.134%, 08/04/25	322,806

PRINCIPAL AMOUNT		VALUE

200,000	4.389%, 01/08/26	$207,190

	Gap, Inc.*

98,000	3.875%, 10/01/31^	91,126

13,000	3.625%, 10/01/29	12,102

	goeasy, Ltd.*

460,000	5.375%, 12/01/24	471,058

241,000	4.375%, 05/01/26^	240,258

130,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	130,192

131,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	125,629

338,000	Guitar Center, Inc.*& 8.500%, 01/15/26	360,024

	International Game Technology, PLC*

345,000	6.250%, 01/15/27	375,840

200,000	4.125%, 04/15/26	200,616

	Liberty Interactive, LLC

265,000	8.250%, 02/01/30^	275,685

130,000	8.500%, 07/15/29	135,243

	Life Time, Inc.*

196,000	8.000%, 04/15/26^	200,520

135,000	5.750%, 01/15/26	135,802

168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	170,090

	M/I Homes, Inc.

205,000	4.950%, 02/01/28	207,856

175,000	3.950%, 02/15/30	170,658

277,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	312,672

	Mattel, Inc.*

350,000	5.875%, 12/15/27	372,204

33,000	3.750%, 04/01/29	33,026

310,000	Mclaren Finance, PLC* 7.500%, 08/01/26	318,060

332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	324,643

295,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	300,354

257,000	Newell Brands, Inc. 4.700%, 04/01/26	269,647

130,000	Nordstrom, Inc.^ 5.000%, 01/15/44	116,024

130,000	Papa John’s International, Inc.* 3.875%, 09/15/29	123,778

305,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	286,932

365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	343,345

659,000	Rite Aid Corp.* 8.000%, 11/15/26	647,665

370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	356,576

163,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	159,240

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	348,843

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$221,639

65,000	Thor Industries, Inc.*^ 4.000%, 10/15/29	62,218

65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	72,847

300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	291,216

275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	266,244

67,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	67,804

		16,784,754

	Consumer Staples (0.7%)

305,000	Central Garden & Pet Company* 4.125%, 04/30/31	291,955

369,000	Edgewell Personal Care Company* 4.125%, 04/01/29	362,498

370,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	350,327

185,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	189,575

340,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	364,602

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

390,000	5.500%, 01/15/30	415,323

112,000	6.500%, 04/15/29^	121,913

	Kraft Heinz Foods Company

410,000	4.375%, 06/01/46	430,455

66,000	3.875%, 05/15/27	68,605

177,000	New Albertsons, LP 7.750%, 06/15/26	200,155

261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	245,541

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	250,188

400,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	417,996

	Post Holdings, Inc.*

325,000	5.750%, 03/01/27	334,097

191,000	4.625%, 04/15/30^	184,233

68,000	5.500%, 12/15/29	69,979

252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	229,386

300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	318,573

280,000	Vector Group, Ltd.* 5.750%, 02/01/29	259,608

		5,105,009

	Energy (1.2%)

	Antero Resources Corp.*

84,000	7.625%, 02/01/29	91,587

65,000	5.375%, 03/01/30	67,190

	Apache Corp.

268,000	5.100%, 09/01/40	281,215

134,000	4.625%, 11/15/25	140,135

PRINCIPAL AMOUNT		VALUE

	Buckeye Partners, LP

210,000	3.950%, 12/01/26	$209,948

135,000	5.850%, 11/15/43	125,046

70,000	ChampionX Corp. 6.375%, 05/01/26	72,657

	Cheniere Energy Partners, LP

131,000	3.250%, 01/31/32*	123,337

63,000	4.000%, 03/01/31^	62,997

129,000	Cheniere Energy, Inc. 4.625%, 10/15/28	131,060

133,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	142,322

415,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	397,031

3,259	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27	3,274

137,000	DT Midstream, Inc.* 4.125%, 06/15/29	135,520

	Energy Transfer, LP‡

390,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	314,009

197,000	6.500%, 11/15/26^‡‡ 5 year CMT + 5.69	201,588

	EnLink Midstream Partners, LP

340,000	6.000%, 12/15/22‡‡‡ 3 mo. USD LIBOR + 4.11%	258,087

285,000	4.850%, 07/15/26	293,120

	EQT Corp.

150,000	7.500%, 02/01/30	178,695

110,000	6.625%, 02/01/25	118,690

65,000	5.000%, 01/15/29	68,955

274,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	264,648

65,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	69,933

	Gulfport Energy Operating Corp.

260,000	6.375%, 05/15/25&	—

79,462	8.000%, 05/17/26^	85,492

131,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	134,659

	Laredo Petroleum, Inc.^

230,000	10.125%, 01/15/28	243,338

67,000	7.750%, 07/31/29*	64,793

295,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	302,210

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27^	142,239

130,000	7.500%, 01/15/26	119,102

130,000	Murphy Oil Corp.^ 6.375%, 07/15/28	134,658

	New Fortress Energy, Inc.*

272,000	6.750%, 09/15/25	257,856

135,000	6.500%, 09/30/26	126,707

66,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	70,560

	Occidental Petroleum Corp.

947,000	4.300%, 08/15/39	897,680

130,000	5.875%, 09/01/25^	139,060

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

244,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	$248,009

205,000	Parkland Corp.* 5.875%, 07/15/27	211,445

270,000	Plains All American Pipeline, LP‡‡‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	228,496

300,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	302,535

65,000	Southwestern Energy Company 4.750%, 02/01/32	65,012

65,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	64,247

	Venture Global Calcasieu Pass, LLC*

65,000	4.125%, 08/15/31	65,558

65,000	3.875%, 08/15/29	65,025

140,000	Viper Energy Partners, LP* 5.375%, 11/01/27	144,481

195,000	W&T Offshore, Inc.* 9.750%, 11/01/23	190,382

239,000	Weatherford International, Ltd.* 6.500%, 09/15/28	247,855

		8,302,443

	Financials (2.6%)

	Acrisure, LLC / Acrisure Finance, Inc.*

393,000	6.000%, 08/01/29	373,531

356,000	7.000%, 11/15/25^	355,537

265,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	279,877

416,000	AG Issuer, LLC* 6.250%, 03/01/28	430,847

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

580,000	6.750%, 10/15/27	574,577

65,000	5.875%, 11/01/29	64,199

65,000	4.250%, 10/15/27	63,476

	Ally Financial, Inc.

237,000	4.700%, 05/15/26‡‡‡ 5 year CMT + 3.87	237,493

215,000	8.000%, 11/01/31	291,613

125,000	4.700%, 05/15/28‡‡‡ 7 year CMT + 3.48%	124,017

300,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	291,279

533,000	AmWINS Group, Inc.* 4.875%, 06/30/29	523,491

635,000	AssuredPartners, Inc.* 7.000%, 08/15/25	634,651

292,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	292,917

533,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	508,690

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

535,000	4.500%, 04/01/27	506,982

324,000	5.750%, 05/15/26	324,991

PRINCIPAL AMOUNT		VALUE

	Credit Acceptance Corp.^

350,000	6.625%, 03/15/26	$361,207

238,000	5.125%, 12/31/24*	241,027

84,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	88,780

278,000	Enact Holdings, Inc.* 6.500%, 08/15/25	295,025

389,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	374,689

439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	446,792

	HUB International, Ltd.*

1,190,000	7.000%, 05/01/26	1,219,286

133,000	5.625%, 12/01/29	131,945

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

335,000	5.250%, 05/15/27	337,881

202,000	4.375%, 02/01/29	192,296

525,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	455,191

625,000	Iron Mountain, Inc.* 5.250%, 03/15/28	635,181

540,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	534,638

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

522,000	5.250%, 10/01/25	525,189

130,000	4.750%, 06/15/29	127,386

378,000	LD Holdings Group, LLC* 6.125%, 04/01/28	337,244

	Level 3 Financing, Inc.

280,000	4.250%, 07/01/28*	267,621

270,000	5.375%, 05/01/25	274,288

133,000	3.875%, 11/15/29*	130,989

200,000	LPL Holdings, Inc.* 4.000%, 03/15/29	194,980

585,000	MetLife, Inc.^ 6.400%, 12/15/66	697,414

	Navient Corp.

588,000	5.000%, 03/15/27	571,583

300,000	4.875%, 03/15/28^	287,340

	OneMain Finance Corp.

180,000	3.875%, 09/15/28	168,250

137,000	7.125%, 03/15/26	150,856

132,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	135,084

298,000	PHH Mortgage Corp.* 7.875%, 03/15/26	306,603

300,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	290,610

	RLJ Lodging Trust, LP*

195,000	3.750%, 07/01/26	189,823

132,000	4.000%, 09/15/29	124,498

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

125,000	3.625%, 03/01/29	117,193

120,000	3.875%, 03/01/31	112,700

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

65,000	2.875%, 10/15/26	$61,989

269,000	StoneX Group, Inc.* 8.625%, 06/15/25	285,630

	United Wholesale Mortgage, LLC*

310,000	5.500%, 04/15/29	284,075

130,000	5.750%, 06/15/27	123,206

135,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	127,871

	XHR, LP*

280,000	6.375%, 08/15/25	289,691

130,000	4.875%, 06/01/29	127,708

		17,501,927

	Health Care (1.4%)

136,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	134,669

	Bausch Health Americas, Inc.*

770,000	8.500%, 01/31/27	779,248

125,000	9.250%, 04/01/26	129,145

	Bausch Health Companies, Inc.*

365,000	5.250%, 02/15/31	291,580

300,000	5.000%, 01/30/28	253,296

118,000	5.000%, 02/15/29	95,097

98,000	6.125%, 02/01/27	98,396

65,000	7.250%, 05/30/29	58,393

136,000	Centene Corp. 3.000%, 10/15/30	132,090

130,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	125,546

33,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	32,876

	CHS/Community Health Systems, Inc.*

533,000	6.125%, 04/01/30^	509,234

305,000	8.000%, 03/15/26	318,374

146,000	6.875%, 04/15/29	144,952

	DaVita, Inc.*

396,000	4.625%, 06/01/30	385,930

313,000	3.750%, 02/15/31	287,850

195,000	Embecta Corp.* 5.000%, 02/15/30	195,382

	Encompass Health Corp.

130,000	4.750%, 02/01/30	129,357

130,000	4.500%, 02/01/28	129,485

282,000	HCA, Inc. 7.500%, 11/06/33	389,591

200,000	Jazz Securities DAC* 4.375%, 01/15/29	198,112

465,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	248,891

	Mozart Debt Merger Sub, Inc.*

336,000	5.250%, 10/01/29	326,989

335,000	3.875%, 04/01/29	323,097

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

490,000	5.125%, 04/30/31	490,137

200,000	4.125%, 04/30/28	197,924

302,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	272,292

	Tenet Healthcare Corp.

625,000	6.250%, 02/01/27*	641,063

375,000	6.875%, 11/15/31	408,765

PRINCIPAL AMOUNT		VALUE

345,000	4.875%, 01/01/26*	$346,849

329,000	4.625%, 07/15/24	330,487

98,000	4.375%, 01/15/30*	94,639

	Teva Pharmaceutical Finance Netherlands III, BV

520,000	6.000%, 04/15/24	530,868

200,000	7.125%, 01/31/25	208,792

200,000	4.750%, 05/09/27	194,172

130,000	3.150%, 10/01/26	119,569

		9,553,137

	Industrials (2.3%)

265,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	282,230

300,000	ACCO Brands Corp.* 4.250%, 03/15/29	286,971

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

340,000	4.625%, 01/15/27	348,293

337,000	4.875%, 02/15/30	343,700

136,000	3.500%, 03/15/29^	128,759

	Allison Transmission, Inc.*

230,000	4.750%, 10/01/27	233,517

70,000	3.750%, 01/30/31	65,185

65,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	60,384

146,000	Arcosa, Inc.* 4.375%, 04/15/29	143,080

700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	710,073

131,000	At Home Group, Inc.*^ 7.125%, 07/15/29	122,907

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	145,324

271,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	259,144

261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	258,727

138,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	140,950

65,000	Catalent Pharma Solutions, Inc.*^ 3.500%, 04/01/30	60,976

	Delta Air Lines, Inc.

67,000	3.800%, 04/19/23	67,822

66,000	7.375%, 01/15/26	75,200

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

68,000	4.750%, 10/20/28	72,672

34,000	4.500%, 10/20/25µ	35,279

130,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	129,771

195,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	198,065

261,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	232,595

145,000	EnerSys* 4.375%, 12/15/27	147,581

300,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	289,251

132,000	GFL Environmental, Inc.* 3.750%, 08/01/25	132,129

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Golden Nugget, Inc.*

200,000	6.750%, 10/15/24	$200,086

140,000	8.750%, 10/01/25	143,175

148,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	150,592

140,000	Granite US Holdings Corp.* 11.000%, 10/01/27	151,535

	Graphic Packaging International, LLC*

175,000	4.750%, 07/15/27	184,426

125,000	3.500%, 03/01/29	119,666

290,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	296,595

623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	589,115

332,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	339,686

350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	360,269

326,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	341,260

310,000	IEA Energy Services, LLC* 6.625%, 08/15/29	303,301

350,000	JELD-WEN, Inc.* 4.625%, 12/15/25	348,824

127,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	135,368

308,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	298,495

134,000	MasTec, Inc.* 4.500%, 08/15/28	136,358

301,000	Meritor, Inc.* 4.500%, 12/15/28	293,547

170,000	Moog, Inc.* 4.250%, 12/15/27	170,729

365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	357,988

272,000	Novelis Corp.* 4.750%, 01/30/30	272,316

100,000	OI European Group, BV* 4.750%, 02/15/30	97,976

310,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	293,985

310,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	280,832

295,000	Patrick Industries, Inc.* 4.750%, 05/01/29	282,566

335,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	359,589

130,000	PGT Innovations, Inc.* 4.375%, 10/01/29	125,454

59,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	61,246

174,000	QVC, Inc. 4.375%, 09/01/28	160,492

PRINCIPAL AMOUNT		VALUE

210,000	Scientific Games International, Inc.* 5.000%, 10/15/25	$214,872

247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	232,499

	Sinclair Television Group, Inc.*

201,000	4.125%, 12/01/30	185,310

135,000	5.500%, 03/01/30	125,429

	Standard Industries, Inc.*

270,000	5.000%, 02/15/27	271,993

66,000	4.375%, 07/15/30	63,229

545,000	Station Casinos, LLC* 4.500%, 02/15/28	530,906

216,000	Stericycle, Inc.* 3.875%, 01/15/29	206,416

200,000	STL Holding Company, LLC* 7.500%, 02/15/26	210,784

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	207,524

	TransDigm, Inc.

355,000	6.250%, 03/15/26*	367,251

205,000	7.500%, 03/15/27	212,917

130,000	Tronox, Inc.* 4.625%, 03/15/29	125,832

	United Rentals North America, Inc.

130,000	3.750%, 01/15/32	125,653

66,000	3.875%, 02/15/31^	64,342

265,000	Vertiv Group Corp.* 4.125%, 11/15/28	258,863

274,000	Wabash National Corp.* 4.500%, 10/15/28	265,934

175,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	170,380

	WESCO Distribution, Inc.*

137,000	7.125%, 06/15/25^	143,536

68,000	7.250%, 06/15/28	72,991

		15,882,717

	Information Technology (0.7%)

131,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	129,597

140,000	CDK Global, Inc.* 5.250%, 05/15/29	145,716

315,000	CommScope Technologies, LLC* 6.000%, 06/15/25	307,125

245,000	CommScope, Inc.* 4.750%, 09/01/29	234,891

	Dell International, LLC / EMC Corp.

310,000	6.020%, 06/15/26µ	351,894

150,000	6.100%, 07/15/27	175,935

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	137,725

130,000	II-VI, Inc.* 5.000%, 12/15/29	129,857

300,000	KBR, Inc.* 4.750%, 09/30/28	299,913

	MPH Acquisition Holdings, LLC*

300,000	5.750%, 11/01/28^	270,378

130,000	5.500%, 09/01/28	125,011

130,000	NCR Corp.* 5.125%, 04/15/29	129,862

430,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	401,409

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	$196,759

	Open Text Corp.*

204,000	3.875%, 02/15/28	200,687

98,000	3.875%, 12/01/29	94,160

98,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	94,865

130,000	Playtika Holding Corp.* 4.250%, 03/15/29	124,356

187,000	PTC, Inc.* 4.000%, 02/15/28	186,175

300,000	TTM Technologies, Inc.* 4.000%, 03/01/29	286,563

	Twilio, Inc.

185,000	3.625%, 03/15/29	177,920

66,000	3.875%, 03/15/31^	63,216

325,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	312,770

300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	282,606

		4,859,390

	Materials (0.6%)

147,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	150,040

140,000	ArcelorMittal, SA 7.000%, 10/15/39	182,307

195,000	Chemours Company* 4.625%, 11/15/29	186,051

420,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	422,352

	Commercial Metals Company

130,000	4.125%, 01/15/30	129,054

65,000	4.375%, 03/15/32	64,735

250,000	Constellium, SE*^ 3.750%, 04/15/29	236,728

275,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	276,727

130,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	153,056

205,000	HB Fuller Company 4.250%, 10/15/28	204,010

261,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	259,672

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	226,272

	Kaiser Aluminum Corp.*^

145,000	4.625%, 03/01/28	140,132

33,000	4.500%, 06/01/31	31,151

130,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	127,680

276,000	Mercer International, Inc.^ 5.125%, 02/01/29	273,646

234,000	OCI, NV* 4.625%, 10/15/25	240,498

132,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	138,622

305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	306,543

131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	132,440

PRINCIPAL AMOUNT		VALUE

210,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	$214,437

134,000	Valvoline, Inc.* 3.625%, 06/15/31	123,096

		4,219,249

	Real Estate (0.2%)

210,000	EPR Properties 3.750%, 08/15/29	205,651

	Forestar Group, Inc.*

195,000	5.000%, 03/01/28	198,015

137,000	3.850%, 05/15/26	135,272

204,000	iStar, Inc. 5.500%, 02/15/26	208,119

234,000	MIWD Holdco II LLC* 5.500%, 02/01/30	232,098

	Service Properties Trust

345,000	4.350%, 10/01/24	330,037

125,000	5.250%, 02/15/26	120,120

		1,429,312

	Special Purpose Acquisition Companies (0.1%)

	Fertitta Entertainment Company*

260,000	6.750%, 01/15/30	252,689

131,000	4.625%, 01/15/29	127,700

		380,389

	Utilities (0.1%)

29,000	NRG Energy, Inc. 6.625%, 01/15/27	29,985

97,000	PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	90,005

70,000	Talen Energy Supply, LLC*^ 7.250%, 05/15/27	62,899

350,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	355,796

	Vistra Corp.*‡ ‡‡

135,000	8.000%, 10/15/26 5 year CMT + 6.93	140,392

125,000	7.000%, 12/15/26 5 year CMT + 5.74	124,822

		803,899

	TOTAL CORPORATE BONDS (Cost $99,494,844)	99,171,754

CONVERTIBLE BONDS (110.8%)

	Airlines (1.7%)

8,500,000	Southwest Airlines Company~ 1.250%, 05/01/25	11,575,470

	Communication Services (11.7%)

	Liberty Media Corp.

8,000,000	0.500%, 12/01/50*	10,760,560

5,825,000	1.375%, 10/15/23	8,047,412

5,000,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	8,246,400

4,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	7,061,940

14,500,000	Sea, Ltd. 0.250%, 09/15/26	12,223,500

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Snap, Inc.

10,000,000	0.000%, 05/01/27*^	$8,581,900

5,000,000	0.750%, 08/01/26	8,141,000

8,750,000	Twitter, Inc.^ 0.250%, 06/15/24	9,126,163

6,600,000	Zynga, Inc. 0.250%, 06/01/24	8,016,558

		80,205,433

	Consumer Discretionary (30.4%)

5,000,000	Airbnb, Inc.*µ 0.000%, 03/15/26	4,753,550

8,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	11,945,040

5,500,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	7,153,850

7,500,000	Chegg, Inc. 0.000%, 09/01/26	6,073,875

2,250,000	Dick’s Sporting Goods, Inc.µ 3.250%, 04/15/25	8,041,208

	DISH Network Corp.µ

5,000,000	3.375%, 08/15/26	4,642,450

4,500,000	0.000%, 12/15/25	4,368,240

610,000	2.375%, 03/15/24	585,923

9,750,000	DraftKings, Inc.*µ^ 0.000%, 03/15/28	7,417,410

11,250,000	Etsy, Inc.µ 0.125%, 09/01/27	12,511,575

14,500,000	Ford Motor Company*µ 0.000%, 03/15/26	19,682,735

4,750,000	LCI Industriesµ 1.125%, 05/15/26	4,672,623

3,677,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	3,696,084

10,000,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	11,148,400

10,500,000	NCL Corp. Ltd- Class C* 1.125%, 02/15/27	9,902,445

4,000,000	RH 0.000%, 09/15/24	7,717,800

13,500,000	Royal Caribbean Cruises, Ltd.^ 4.250%, 06/15/23	17,273,115

5,000,000	Shake Shack, Inc.* 0.000%, 03/01/28	4,103,400

1,785,000	Tesla, Inc.~ 2.000%, 05/15/24	27,085,090

3,250,000	Under Armour, Inc. 1.500%, 06/01/24	5,550,870

13,250,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	13,283,787

11,000,000	Wayfair, Inc. 0.625%, 10/01/25	9,638,530

5,250,000	Winnebago Industries, Inc. 1.500%, 04/01/25	6,313,125

		207,561,125

	Energy (2.6%)

2,750,000	EQT Corp.µ 1.750%, 05/01/26	4,477,798

6,250,000	Pioneer Natural Resources Company 0.250%, 05/15/25	12,944,562

PRINCIPAL AMOUNT		VALUE

9,600,000	SunEdison, Inc.* 0.250%, 01/15/49	$152,544

		17,574,904

	Financials (1.3%)

4,750,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	4,575,722

4,750,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	4,437,925

		9,013,647

	Health Care (16.9%)

4,750,000	Alphatec Holdings, Inc.*µ 0.750%, 08/01/26	4,413,605

2,500,000	CONMED Corp. 2.625%, 02/01/24	4,060,900

10,500,000	CryoPort, Inc.* 0.750%, 12/01/26	8,517,810

12,250,000	Dexcom, Inc.µ^ 0.250%, 11/15/25	13,063,032

2,079,000	Envista Holdings Corp.µ 2.375%, 06/01/25	4,443,052

6,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	5,962,500

5,000,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	4,296,100

3,750,000	Insulet Corp.µ 0.375%, 09/01/26	4,771,125

8,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	8,568,240

8,000,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	9,393,600

9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,658,380

3,500,000	NuVasive, Inc. 0.375%, 03/15/25	3,341,975

7,500,000	Omnicell, Inc. 0.250%, 09/15/25	12,078,000

7,000,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	7,948,780

5,741,000	Repligen Corp. 0.375%, 07/15/24	10,342,641

5,750,000	Tandem Diabetes Care, Inc.*^ 1.500%, 05/01/25	7,311,355

		115,171,095

	Industrials (6.5%)

3,500,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	3,758,580

3,300,000	Atlas Air Worldwide Holdings, Inc.µ 1.875%, 06/01/24	4,722,762

9,750,000	JetBlue Airways Corp.*µ^ 0.500%, 04/01/26	9,277,417

4,750,000	John Bean Technologies Corp.*µ 0.250%, 05/15/26	4,874,640

3,750,000	Middleby Corp. 1.000%, 09/01/25	5,654,700

17,000,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	15,893,130

		44,181,229

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (36.6%)

7,750,000	Bentley Systems, Inc.* 0.125%, 01/15/26	$7,356,378

	Bill.com Holdings, Inc.

9,250,000	0.000%, 04/01/27*	8,353,860

2,500,000	0.000%, 12/01/25	3,512,800

5,250,000	Camtek Ltd.* 0.000%, 12/01/26	5,057,430

5,000,000	Confluent, Inc.* 0.000%, 01/15/27	4,912,100

8,500,000	Coupa Software, Inc. 0.125%, 06/15/25	9,509,460

4,000,000	CyberArk Software, Ltd.µ^ 0.000%, 11/15/24	4,466,760

3,750,000	Datadog, Inc. 0.125%, 06/15/25	6,414,038

5,250,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	4,246,515

	Enphase Energy, Inc.*µ

5,000,000	0.000%, 03/01/26	4,598,250

5,000,000	0.000%, 03/01/28^	4,577,700

5,000,000	Five9, Inc.µ 0.500%, 06/01/25	5,850,600

11,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	13,885,680

3,750,000	MongoDB, Inc. 0.250%, 01/15/26	7,554,825

	Okta, Inc.

6,500,000	0.125%, 09/01/25	8,141,705

3,500,000	0.375%, 06/15/26	3,907,925

14,500,000	ON Semiconductor Corp.* 0.000%, 05/01/27	19,303,850

7,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	14,702,025

5,250,000	Perficient, Inc.* 0.125%, 11/15/26	4,667,303

9,750,000	Repay Holdings Corp.* 0.000%, 02/01/26	8,418,247

	RingCentral, Inc.^

3,825,000	0.000%, 03/15/26	3,298,106

3,425,000	0.000%, 03/01/25	3,137,163

	Shift4 Payments, Inc.*^

12,000,000	0.000%, 12/15/25	12,063,840

195,000	0.500%, 08/01/27	165,481

1,616,000	Shopify, Inc.^ 0.125%, 11/01/25	1,729,524

6,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	9,941,197

9,750,000	Splunk, Inc. 1.125%, 06/15/27	8,893,170

8,750,000	Square, Inc. 0.125%, 03/01/25	10,943,625

8,500,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	9,674,700

10,500,000	Unity Software, Inc.* 0.000%, 11/15/26	8,819,895

7,000,000	Wix.com, Ltd. 0.000%, 08/15/25	6,095,250

4,500,000	Workday, Inc.~ 0.250%, 10/01/22	7,775,910

8,750,000	Zendesk, Inc. 0.625%, 06/15/25	10,096,975

4,500,000	Zscaler, Inc.µ 0.125%, 07/01/25	8,127,585

		250,199,872

PRINCIPAL AMOUNT		VALUE

	Materials (3.1%)

3,250,000	Allegheny Technologies, Inc.µ 3.500%, 06/15/25	$4,590,625

4,750,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	6,483,560

4,159,000	Lithium Americas Corp.* 1.750%, 01/15/27	3,685,872

5,225,000	MP Materials Corp.* 0.250%, 04/01/26	6,117,326

		20,877,383

	TOTAL CONVERTIBLE BONDS (Cost $664,509,632)	756,360,158

BANK LOANS (1.7%) ¡

	Airlines (0.1%)

225,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	233,875

337,450	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	338,387

		572,262

	Communication Services (0.4%)

341,250	Clear Channel Outdoor Holdings, Inc.‡ 3.799%, 08/21/26 3 mo. LIBOR + 3.50%	337,051

875	Clear Channel Outdoor Holdings, Inc.‡ 3.605%, 08/21/26 1 mo. LIBOR + 3.50%	862

623,125	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	624,782

343,440	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	343,440

243,952	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	243,037

645,600	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	645,803

130,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	130,041

1,738	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	1,739

125,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	124,766

		2,451,521

	Consumer Discretionary (0.3%)

88,526	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	89,522

471,438	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	471,624

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

562,526	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	$562,438

309,040	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	309,040

201,212	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	201,715

109,031	TKC Holdings, Inc.! 0.000%, 05/15/28	109,304

444,150	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	430,714

		2,174,357

	Consumer Staples (0.0%)

83,387	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	83,504

	Financials (0.1%)

422,875	Jazz Financing Lux Sarl‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	423,564

	Health Care (0.3%)

671,709	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	666,808

203,270	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	203,092

50,645	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	50,601

279,132	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	261,919

282,353	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	282,265

625,055	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	605,210

		2,069,895

	Industrials (0.3%)

139,300	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	138,765

170,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	170,814

265,367	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	265,698

280,034	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	279,285

239,774	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	239,774

PRINCIPAL AMOUNT		VALUE

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.855%, 11/16/25 1 mo. LIBOR + 3.75%	$189,596

440,840	Scientific Games International, Inc.‡ 2.855%, 08/14/24 1 mo. LIBOR + 2.75%	440,042

68,080	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	67,472

		1,791,446

	Information Technology (0.2%)

377,500	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	381,394

285,100	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	284,483

328,300	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	327,684

183,150	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	183,092

365,000	VFH Parent LLC‡ 3.500%, 01/13/29 3 mo. SOFR + 3.00%	365,000

		1,541,653

	Materials (0.0%)

196,500	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	196,459

135,000	LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 3 mo. SOFR + 3.75%	135,253

		331,712

	Special Purpose Acquisition Company (0.0%)

65,000	Fertitta Entertainment, LLC! 0.000%, 01/27/29	65,284

	TOTAL BANK LOANS (Cost $11,533,370)	11,505,198

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (0.2%)

	Consumer Discretionary (0.1%)

1,722	Guitar Center, Inc.	214,389

	Energy (0.1%)

13,735	NuStar Energy, LP‡‡‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	301,895

7,360	NuStar Energy, LP^‡‡‡ 6.969%, 12/15/21 3 mo. USD LIBOR + 6.77%	181,130

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

12,000	NuStar Logistics, LP‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	$302,520

		785,545

	Financials (0.0%)

5,319	B Riley Financial, Inc. 5.250%, 08/31/28	131,805

	TOTAL PREFERRED STOCKS (Cost $1,129,768)	1,131,739

COMMON STOCKS (0.3%)

	Communication Services (0.0%)

5,620	Altice USA, Inc. - Class A#	81,041

2,265	Cumulus Media, Inc. - Class A#	23,216

		104,257

	Energy (0.3%)

11,334	Calfrac Well Services, Ltd.#	48,566

2,577	Chaparral Energy, Inc. - Class A&#	121,119

795	Chesapeake Energy Corp.^	54,195

525	Chevron Corp.	68,948

538	Denbury, Inc.^#	40,425

6,116	Diamond Offshore Drilling, Inc.&#	33,944

18,535	Energy Transfer, LP	177,380

11,035	Enterprise Products Partners, LP	260,868

1,881	EP Energy Corp.#	168,114

129	Gulfport Energy Corp.#	8,416

3,560	Magellan Midstream Partners, LP	173,977

2,803	Ranger Oil Corp. - Class A^#	86,921

1,000	Schlumberger, NV	39,070

4,189	Superior Energy Services, Inc.*&#	182,222

3,815	Weatherford International, PLC#	114,450

2,400	Williams Companies, Inc.^	71,856

		1,650,471

	TOTAL COMMON STOCKS (Cost $2,150,620)	1,754,728

CONVERTIBLE PREFERRED STOCKS (19.3%)

	Communication Services (1.0%)

6,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	6,732,754

	Consumer Discretionary (1.6%)

68,935	Aptiv, PLCµ 5.500%, 06/15/23	10,738,694

	Energy (0.0%)

7	Gulfport Energy Operating Corp.‡ ‡‡ 10.000%, 15.000% PIK RATE	31,850

	Financials (1.8%)

4,000	Bank of America Corp.‡ ‡‡ 7.250%	5,632,000

73,830	KKR & Company, Inc.µ^ 6.000%, 09/15/23	6,553,151

		12,185,151

NUMBER OF SHARES		VALUE

	Health Care (5.0%)

100,715	Avantor, Inc.µ 6.250%, 05/15/22	$11,501,653

62,325	Boston Scientific Corp. 5.500%, 06/01/23	7,263,355

8,080	Danaher Corp.µ 4.750%, 04/15/22	15,402,500

		34,167,508

	Industrials (1.0%)

65,335	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	6,819,014

	Information Technology (3.6%)

13,625	Broadcom, Inc.~ 8.000%, 09/30/22	24,955,823

	Utilities (5.3%)

123,415	AES Corp.µ^ 6.875%, 02/15/24	11,236,936

60,770	Dominion Energy, Inc.µ 7.250%, 06/01/22	6,199,755

	NextEra Energy, Inc.

153,825	6.219%, 09/01/23^	7,905,067

123,080	4.872%, 09/01/22	7,158,333

68,765	5.279%, 03/01/23	3,506,327

		36,006,418

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,902,590)	131,637,212

WARRANTS (0.0%) #

	Energy (0.0%)

900	Chesapeake Energy Corp. 02/09/26, Strike $31.49	35,370

810	Chesapeake Energy Corp. 02/09/26, Strike $27.08	34,352

500	Chesapeake Energy Corp. 02/09/26, Strike $35.46	17,615

1,399	Denbury, Inc. 09/18/25, Strike $32.59	60,185

515	Denbury, Inc. 09/18/23, Strike $35.41	21,113

13,522	Mcdermott International, Ltd.& 06/30/27, Strike $0.00	1

12,170	Mcdermott International, Ltd.& 06/30/27, Strike $0.00	1

	TOTAL WARRANTS (Cost $298,335)	168,637

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.5%) #

	Consumer Discretionary (0.5%)

285	Tesla, Inc. Put, 06/17/22, Strike $900.00 (Cost $3,282,477)	$3,362,287

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

		VALUE

TOTAL INVESTMENTS (147.3%) (Cost $889,301,636)		$1,005,091,713

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.5%)		(92,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.8%)		(230,580,703)

NET ASSETS (100.0%)		$682,511,010

WRITTEN OPTION (-0.3%) #

	Consumer Discretionary (-0.3%)

170	Tesla, Inc.

15,924,240	Call, 12/16/22, Strike $1,300.00 (Premium $2,066,121)	$(1,807,525)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $225,472,416.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
‡‡	Perpetual maturity.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $26,795,161.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2022 was as follows*:

Cost basis of investments	$887,235,515

Gross unrealized appreciation	161,856,363
Gross unrealized depreciation	(45,807,690)

Net unrealized appreciation (depreciation)	$116,048,673

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 1,970,000 MRPS were issued with an aggregate liquidation preference of $49.25 million. Of the 1,970,000 MRPS that were issued, 850,000 MRPS with an aggregate liquidation preference of $21.25 million have a delayed funding date of May 4, 2022. On September 6, 2017, 2,560,000 MRPS were issued with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into five series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	850	$25	$21,250,000
Series B	9/06/24	4.00%	850	$25	$21,250,000
Series C	9/06/27	4.24%	860	$25	$21,500,000
Series D	8/24/26	2.45%	1,120	$25	$28,000,000
Series E*	5/24/27	2.68%	850	$25	$21,250,000
				Total	$113,250,000

*Series E MRPS were issued on August 24, 2021, with a delayed funding date of May 24, 2022. Series E MRPS are not included on the Statement of Assets and Liabilities.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, Series A, B, and C of the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. Series A, B, and C of the MRPS have been assigned a rating of `AA-’ by Kroll. As of August 24, 2021, Series D and E of the MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Kroll, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.